INVESTMENT ADVISER
Eaton Vance Management
24 Federal Street
Boston, MA 02110

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(800) 225-6265

CUSTODIAN
Investors Bank & Trust Company
89 South Street
P.O. Box 1537
Boston, MA 02205-1537

TRANSFER AGENT
First Data Investor Services Group
Attn: Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123
(800) 262-1122

INDEPENDENT ACCOUNTANTS
Coopers & Lybrand L.L.P.
One Post Office Square
Boston, MA 02109


This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.


EATON VANCE SHORT-TERM TREASURY FUND
24 FEDERAL STREET
BOSTON, MA 02110                                                    T-TYSR-2/97



EATON VANCE

SHORT-TERM

TREASURY FUND



ANNUAL

SHAREHOLDER REPORT

DECEMBER 31, 1996

TO SHAREHOLDERS

During the year ended December 31, 1996, Eaton Vance Short-Term Treasury Fund had a total return of 4.7%. This resulted from an increase in the Fund's net asset value to $62.89 per share from $61.43 per share, and the reinvestment of a $1.42 income dividend.

--------------------------------------------------------------------------------
"AFTER LOWERING THE FED FUNDS RATE IN JANUARY, 1996, THE FEDERAL RESERVE LEFT IT UNTOUCHED FOR THE REMAINDER OF THE YEAR, UNCONVINCED THAT THE RATE OF INFLATION WAS SUFFICIENT TO WARRANT AN INCREASE..."
--------------------------------------------------------------------------------

The U.S. economy in 1996 experienced a year of growth, low inflation, and rising employment. The annualized rate of economic growth, as measured by the U.S. Commerce Department's quarterly report of Gross Domestic Product (GDP), was 2.0%, 4.7%, 2.1%, and 4.7% for the four quarters of the year, respectively. Inflation, as measured by the Consumer Price Index (CPI), was 3.3% for the year as a whole (not seasonally adjusted). Unemployment remained at a low level of 5.3% in December.

The perennial issue for investors in money market securities is the movement of short-term interest rates, which is, to a large extent, influenced by the Federal Reserve Board's Fed Funds Rate. After lowering the Fed Funds Rate twice in 1995 and a third time in January, 1996, the Federal Reserve left it untouched for the remainder of the year, unconvinced that the rate of inflation was sufficient to warrant an increase.

SHORT-TERM INTEREST RATES MOVED WITHIN A NARROW RANGE IN 1996

With each meeting of the Federal Reserve Board during the year, bond traders attempted to gauge whether the Fed Funds Rate would be raised or lowered. As a result, short-term interest rates increased with rumors of a tightening and decreased with talk of ease. The six-month Treasury Bill averaged 5.25% during 1996, and for most of the year it ranged only 0.25% on either side of that mean level.

The Fund's objective is to provide a return higher than that of shorter term money market instruments, with less risk than most other fixed-income funds. The Fund can be an attractive compromise between low-risk, low-yielding money market funds and longer-term bond funds which have more credit and/or maturity risk. Money market funds, of course, are designed to maintain a constant $1 share value and are subject to less price fluctuation than the Fund's shares, and long-term bonds generally offer higher yields than do short-term bond funds.

[Photo of M. Dozier Gardner]

Sincerely,

/s/ M. Dozier Gardner
    M. Dozier Gardner
    President
    February 7, 1997

--------------------------------------------------------------------------------
    Fund shares are not guaranteed by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE SHORT-TERM TREASURY FUND AND THE MERRILL LYNCH 182-DAY US TREASURY BILL INDEX

From February 28, 1991, through December 31, 1996

---------------------------------------------------------------
                     1          5          Life        Value at
AVERAGE ANNUAL      Year      Years      of Fund*      12/31/96
   RETURNS          -------------------------------------------
                    4.7%      4.1%        4.3%         $12,768
---------------------------------------------------------------

Date          Fund/NAV          Treasury
--------      --------          --------
 2/28/91       $10,000          $10,000
 3/31/91       $10,044          $10,059
 4/30/91       $10,099          $10,124
 5/31/91       $10,145          $10,172
 6/30/91       $10,183          $10,218
 7/31/91       $10,232          $10,278
 8/31/91       $10,276          $10,340
 9/30/91       $10,322          $10,399
10/31/91       $10,365          $10,457
11/30/91       $10,409          $10,520
12/31/91       $10,451          $10,587
 1/31/92       $10,480          $10,623
 2/28/92       $10,506          $10,654
 3/31/92       $10,536          $10,686
 4/30/92       $10,570          $10,741
 5/31/92       $10,594          $10,781
 6/30/92       $10,627          $10,824
 7/31/92       $10,665          $10,878
 8/31/92       $10,687          $10,912
 9/30/92       $10,713          $10,961
10/31/92       $10,733          $10,971
11/30/92       $10,752          $10,995
12/31/92       $10,780          $11,039
 1/31/93       $10,804          $11,080
 2/28/93       $10,822          $11,109
 3/31/93       $10,844          $11,142
 4/30/93       $10,866          $11,172
 5/31/93       $10,883          $11,190
 6/30/93       $10,909          $11,223
 7/31/93       $10,931          $11,254
 8/31/93       $10,953          $11,290
 9/30/93       $10,977          $11,322
10/31/93       $10,997          $11,346
11/30/93       $11,018          $11,374
12/31/93       $11,034          $11,414
 1/31/94       $11,058          $11,451
 2/28/94       $11,080          $11,462
 3/31/94       $11,106          $11,490
 4/30/94       $11,130          $11,508
 5/31/94       $11,161          $11,540
 6/30/94       $11,191          $11,591
 7/31/94       $11,219          $11,640
 8/31/94       $11,255          $11,685
 9/30/94       $11,290          $11,718
10/31/94       $11,334          $11,771
11/30/94       $11,378          $11,806
12/31/94       $11,419          $11,857
 1/31/95       $11,511          $11,934
 2/28/95       $11,592          $12,004
 3/31/95       $11,648          $12,065
 4/30/95       $11,705          $12,129
 5/31/95       $11,789          $12,202
 6/30/95       $11,848          $12,266
 7/31/95       $11,900          $12,329
 8/31/95       $11,954          $12,389
 9/30/95       $12,001          $12,441
10/31/95       $12,063          $12,502
11/30/95       $12,120          $12,563
12/31/95       $12,196          $12,632
 1/31/96       $12,263          $12,695
 2/28/96       $12,283          $12,740
 3/31/96       $12,315          $12,784
 4/30/96       $12,361          $12,835
 5/31/96       $12,410          $12,888
 6/30/96       $12,456          $12,943
 7/31/96       $12,509          $13,000
 8/31/96       $12,555          $13,058
 9/30/96       $12,611          $13,126
10/31/96       $12,666          $13,189
11/30/96       $12,718          $13,247
12/31/96       $12,768          $13,303

Past performance is not indicative of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Source: Towers Data Systems, Bethesda, MD. *Investment operations commenced on 2/4/91. +Index information is available only at month-end; therefore, the line comparison begins at the next month-end following the commencement of the Fund's investment operations.
--------------------------------------------------------------------------------

FUND PERFORMANCE

In accordance with guidelines issued by the Securities and Exchange Commission, the chart above compares your Fund's total return with that of a broad-based securities market index. The lines on the chart represent the total returns of $10,000 hypothetical investments in the Fund and the unmanaged Merrill Lynch 182-Day Treasury Bill Index.

TOTAL RETURN FIGURES

The green line on the chart represents the Fund's performance. The Fund's total return figure reflects Fund expenses and portfolio transaction costs and assumes the reinvestment of distributions.

The black line represents the performance of the Merrill Lynch 182-Day Treasury Bill Index, a widely recognized, unmanaged index of U.S. Treasury bills. The Index's total return does not reflect any commissions or expenses that would be incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in the Index.

                      -----------------------------------
                           PORTFOLIO OF INVESTMENTS
                              DECEMBER 31, 1996

--------------------------------------------------------------------------------
                     U.S. TREASURY OBLIGATIONS -- 116.3%
--------------------------------------------------------------------------------
                                                  PRINCIPAL
SECURITY                                            AMOUNT           VALUE
--------------------------------------------------------------------------------
U.S. Treasury Bill, 5.32%, 7/24/97                  $2,400,000      $2,330,304
  (identified cost, $2,330,776)
    OTHER LIABILITIES,
    LESS ASSETS -- (16.3%)                                            (326,417)
                                                                    ----------
    NET ASSETS -- 100%                                              $2,003,887
                                                                    ==========


                The accompanying notes are an integral part of
                           the Financial Statements

                      -----------------------------------
                             FINANCIAL STATEMENTS

                     STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
                              December 31, 1996
--------------------------------------------------------------------------------
ASSETS:
  Investments, at value (Note 1A) (identified cost,
    $2,330,776)                                                    $2,330,304
  Cash                                                                  1,578
  Other receivable                                                      4,151
                                                                   ----------
      Total assets                                                 $2,336,033
LIABILITIES:
  Payable for Fund shares redeemed                       $305,969
  Payable to Affiliates --
    Trustees                                                1,681
    Management fee                                         19,140
  Accrued expenses                                          5,356
                                                         --------
      Total liabilities                                               332,146
                                                                   ----------
NET ASSETS for 31,861 shares of beneficial interest
  outstanding (Note 2)                                             $2,003,887
                                                                   ==========

SOURCES OF NET ASSETS:
  Paid-in capital                                                  $2,004,359
  Unrealized depreciation of investments (identified
    cost basis)                                                          (472)
                                                                   ----------
      Total                                                        $2,003,887
                                                                   ==========

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
  PER SHARE ($2,003,887 / 31,861 shares of capital
  stock outstanding)                                                 $62.89
                                                                     ======


    The accompanying notes are an integral part of the financial statements

                                       STATEMENT OF OPERATIONS
----------------------------------------------------------------------------------------------------
                                For the Year Ended December 31, 1996
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Interest income                                                                         $3,171,170
  Expenses --
    Investment adviser fee (Note 4)                                        $184,614
    Compensation of Directors not members of the Investment Adviser's
      organization (Note 4)                                                   5,067
    Custodian fee (Note 1E)                                                  32,267
    Distribution costs (Note 5)                                             149,461
    Printing and postage                                                     12,831
    Legal and accounting services                                            23,397
    Registration fees                                                        23,246
    Transfer and dividend disbursing agent fees                              11,904
    Miscellaneous                                                             9,545
                                                                           --------
        Total expenses                                                     $452,332
    Deduct --
      Reduction of investment adviser fee (Note 4)                           85,061
      Reduction of custodian fee (Note 1E)                                    8,056
                                                                           --------
        Net expenses                                                                         359,215
                                                                                          ----------
            Net investment income                                                         $2,811,955

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on investment transactions
    (identified cost basis)                                                $  9,176
  Change in unrealized depreciation of investments
    (identified cost basis)                                                 (11,605)
                                                                           --------
        Net realized and unrealized loss on investments                                       (2,429)
                                                                                          ----------
            Net increase in net assets resulting from operations                          $2,809,526
                                                                                          ==========


    The accompanying notes are an integral part of the financial statements

                     STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                     YEAR ENDED DECEMBER 31,
                                                    -------------------------
                                                        1996          1995
                                                    -----------   -----------
INCREASE (DECREASE) IN NET ASSETS:
  From operations --
    Net investment income                           $ 2,811,955   $ 2,372,125
    Net realized gain (loss) on investment
      transactions                                        9,176       288,778
    Change in unrealized appreciation of
      investments                                       (11,605)       10,340
                                                    -----------   -----------
        Increase in net assets from operations      $ 2,809,526   $ 2,671,243
                                                    -----------   -----------

  Distributions to shareholders --
    From net investment income                      $   (42,027)  $    --
  Net increase (decrease) in net assets from Fund
    share transactions (Note 2)                      (2,678,773)   (1,931,535)
                                                    -----------   -----------
          Net increase in net assets                $    88,726   $   739,708
NET ASSETS:
  At beginning of year                                1,915,161     1,175,453
                                                    -----------   -----------
  At end of year                                    $ 2,003,887   $ 1,915,161
                                                    ===========   ===========


    The accompanying notes are an integral part of the financial statements

                                        FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------
                                                                  YEAR ENDED DECEMBER 31,
                                                  ------------------------------------------------------------
                                                   1996          1995         1994         1993         1992
                                                  ------        ------       ------       ------       ------
NET ASSET VALUE, beginning of year                $61.43        $57.52       $55.58       $54.30       $52.64
                                                  ------        ------       ------       ------       ------
INCOME FROM OPERATIONS:
  Net investment income                           $ 2.88        $ 3.47       $ 1.80       $ 1.34       $ 1.61
  Net realized and unrealized gain (loss) on
    investments                                     --            0.44         0.14        (0.06)        0.05
                                                  ------        ------       ------       ------       ------
    Total income from operations                  $ 2.88        $ 3.91       $ 1.94       $ 1.28       $ 1.66
                                                  ------        ------       ------       ------       ------
LESS DISTRIBUTIONS:
  From net investment income                      $(1.42)       $ --         $ --         $ --         $ --
                                                  ------        ------       ------       ------       ------
NET ASSET VALUE, end of year                      $62.89        $61.43       $57.52       $55.58       $54.30
                                                  ======        ======       ======       ======       ======
TOTAL RETURN(1)                                    4.69%         6.80%        3.49%        2.36%        3.15%
RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of year (000's omitted)       $2,004        $1,915       $1,175       $1,743       $4,917
  Ratio of net expenses to average net
    assets(2)(3)                                   0.61%         0.62%        0.84%        0.60%        0.60%
  Ratio of net expenses to average net
    assets after custodian fee reduction(3)        0.60%         0.60%         --           --           --
  Ratio of net investment income to average
    net assets(3)                                  4.65%         5.25%        2.97%        2.48%        3.01%

(1)Total investment return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is not computed on an annualized basis.
(2)The expense ratios for the years ended December 31, 1996 and 1995 have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the periods ended on or before December 31, 1994 have not been adjusted to reflect this change.
(3)The expenses related to the operations of the Fund reflect a reduction of the investment adviser fee and/or an allocation of expenses to the Investment Adviser. Had such action not been taken, net investment income per share and the ratios would have been as follows:

   NET INVESTMENT INCOME PER SHARE                $ 2.80        $ 3.29       $ 1.56       $ 1.28       $ 1.56
                                                  ======        ======       ======       ======       ======
   RATIOS (As a percentage of average net assets):
     Expenses(2)                                   0.76%         0.89%        1.23%        0.70%        0.70%
                                                  ======        ======       ======       ======       ======
     Expenses after custodian fee reduction        0.75%         0.87%         --           --           --
                                                  ======        ======       ======       ======       ======
     Net investment income                         4.50%         4.98%        2.58%        2.38%        3.11%
                                                  ======        ======       ======       ======       ======
Note: Certain of the per share amounts have been computed using the average shares outstanding method.


    The accompanying notes are an integral part of the financial statements

                      -----------------------------------
                         NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
(1) SIGNIFICANT ACCOUNTING POLICIES
Eaton Vance Short-Term Treasury Fund (the Fund) is a series of Eaton Vance Mutual Funds Trust (formerly Eaton Vance Government Obligations Trust) (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. INVESTMENT VALUATIONS -- Debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Short-term obligations and money market securities maturing in 60 days or less are valued at amortized cost, which approximates value. Other assets are valued at fair value using methods determined in good faith by the Trustees.

B. INCOME -- Interest income is determined on the basis of interest accrued and discount earned, adjusted for amortization of discount when required for federal income tax purposes.

C. FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies. The Fund is not subject to Federal income or excise tax to the extent it distributes to shareholders each year its taxable net income, including any net realized gain on investments in accordance with the timing requirements imposed by the Code. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends on its tax return to treat as a distribution of net investment income and realized capital gains the portion of redemption proceeds paid to redeeming shareholders that represents their share of the Fund's undistributed income and gains. At fiscal year-end, the Fund utilizes earnings and profits distributed to shareholders on redemptions of Fund shares as part of the dividends paid deduction for income tax purposes. This practice, which involves the use of equalization accounting, will have the effect of reducing the amount of income and gains that the Fund is required to distribute as a dividend to shareholders each year in order to relieve the Fund of any liability for federal income and excise tax.

D. OTHER -- Investment transactions are accounted for on the date the investments are purchased or sold. Dividends to shareholders are recorded on the ex-dividend date.

E. EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F. USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
(2) SHARES OF BENEFICIAL INTEREST
The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                    YEAR ENDED DECEMBER 31, 1996   YEAR ENDED DECEMBER 31, 1995
                    -----------------------------  ----------------------------
                       SHARES         AMOUNT         SHARES         AMOUNT
                    ------------  ---------------  -----------  ---------------
Sales                 2,983,499   $  185,940,130    2,505,592   $ 149,067,616
Reinvestments               434           27,313       --            --
Redemptions          (2,983,250)    (188,646,216)  (2,494,848)   (150,999,151)
                      ---------   --------------    ---------   -------------
  Net increase              683   $   (2,678,773)      10,744   $  (1,931,535)
                      =========   ==============    =========   =============

--------------------------------------------------------------------------------
(3) PURCHASES AND SALES OF INVESTMENTS
Purchases and sales (including maturities) of U.S. Government Securities, aggregrated $340,780,272 and $343,553,659, respectively.

--------------------------------------------------------------------------------
(4) INVESTMENT ADVISER FEE AND OTHER TRANSACTION WITH AFFILIATES
The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for management and investment advisory services rendered to the Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sales of securities). For the year ended December 31, 1996, the fee was equivalent to 0.31% (annualized) of the Fund's average net assets and amounted to $184,614.
To enhance the net income of the Fund, EVM made a reduction of its fee in the amount of $85,061. Except as to Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. Certain of the officers and Trustees of the Fund are officers and directors/trustees of the above organizations. Trustees of the Fund that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 1996, no significant amounts have been deferred.

--------------------------------------------------------------------------------
(5) DISTRIBUTION PLAN
The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan provides that the Fund will pay the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM, a quarterly distribution fee equal to 0.25% on an annual basis of the Fund's average daily net assets. EVD may pay up to the entire amount of the distibution fee to Authorized Firms for providing services to shareholders. The Plan is designed to compensate EVD and the Authorized Firms through which the Fund's shares are distributed. For the year ended December
31, 1996 the Fund paid $149,461 in distribution fees to EVD, and EVD in turn paid a substantial portion of this amount to Authorized Firms.

--------------------------------------------------------------------------------
(6) LINE OF CREDIT
The Fund participates with other portfolios and funds managed by EVM and affiliates in a $120 million unsecured line of credit agreement with a bank. Borrowings will be made by the Portfolio or Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements.
Interest is charged to each portfolio or fund based on its borrowings at the bank's base rate or at an amount above either the bank's adjusted certificate of deposit rate, a Eurodollar rate, or a federal funds effective rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the facility is allocated among the participating portfolios and funds at the end of each quarter. The Fund did not have any significant borrowings or allocated fees during the year.

--------------------------------------------------------------------------------
(7) FEDERAL INCOME TAX BASIS OF INVESTMENTS
The cost and unrealized appreciation/depreciation in value of the investments owned at December, 31, 1996, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                     $2,330,776
                                                                   ==========
Gross unrealized appreciation                                      $    --
Gross unrealized depreciation                                            (472)
                                                                   ----------
    Net unrealized depreciation                                    $     (472)
                                                                   ==========

                      REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------
TO THE TRUSTEES AND SHAREHOLDERS OF EATON VANCE SHORT-TERM TREASURY FUND:

We have audited the accompanying statement of assets and liabilities of Eaton Vance Short-Term Treasury Fund (one of the series of Eaton Vance Mutual Funds Trust), including the investment portfolio, as of December 31, 1996 and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Short-Term Treasury Fund (one of the series of Eaton Vance Mutual Funds Trust) as of December 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.
                                                COOPERS & LYBRAND L.L.P.
BOSTON, MASSACHUSETTS
FEBRUARY 3, 1997

                      -----------------------------------
                            INVESTMENT MANAGEMENT

EATON VANCE          OFFICERS                  TRUSTEES
SHORT-TERM
TREASURY FUND        M. DOZIER GARDNER         DONALD R. DWIGHT
24 Federal Street    President, Trustee        President, Dwight Partners, Inc.
Boston, MA 02110                               Chairman, Newspapers of
                     JAMES B. HAWKES           New England, Inc.
                     Vice President, Trustee
                                               SAMUEL L. HAYES, III
                     MICHAEL B. TERRY          Jacob H. Schiff Professor of
                     Vice President and        Investment Banking,
                     Portfolio Manager         Harvard University Graduate
                                               School of Business
                     WILLIAM  H. AHERN, JR.    Administration
                     Vice President
                                               NORTON H. REAMER
                     JAMES L. O'CONNOR         President and Director,
                     Treasurer                 United Asset Management
                                               Corporation
                     THOMAS OTIS
                     Secretary                 JOHN L. THORNDIKE
                                               Director, Fiduciary Company
                                               Incorporated

                                               JACK L. TREYNOR
                                               Investment Adviser and
                                               Consultant